Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.1%
Alabama 0.6%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,195,788
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,560,899
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	4,989,627
		12,746,314
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,900,223
Arizona 1.4%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,711,744
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,228,759
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group:
Series B, MUNIPSA + 0.25%, 3.55% (a), 1/1/2046	1,220,000	1,202,203
Series B, Prerefunded, MUNIPSA + 0.25%, 3.55% (a), 1/1/2046	230,000	229,276
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	4,922,618
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,388,614
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,869,885
144A, 5.0%, 6/15/2049	1,445,000	1,356,211
144A, 5.0%, 6/15/2052	1,410,000	1,311,240
		29,220,550
California 7.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	12,079,788
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	8,354,283	7,664,887
“A", Series 2021-1, 3.5%, 11/20/2035	5,339,731	5,045,784
“A", Series 2021-2, 3.75%, 3/25/2035	10,431,877	10,233,364
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,397,805
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	19,438,691
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,511,176
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	2,950,000	2,950,000
Series C, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	11,385,000	11,385,000

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,289,326
4.0%, 9/1/2046	2,265,000	1,975,085
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,365,000	4,592,317
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	3,110,000	3,110,247
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	589,579
Series A, 144A, 5.0%, 11/15/2051	1,690,000	1,436,822
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	3,600,000	4,223,728
Series A, 5.0%, 8/1/2033	6,250,000	7,323,929
Series C, 5.0%, 8/1/2033	3,765,000	4,411,935
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	7,642,223
California, University of California Revenue, Series Z-2, 5.39% (b), 3/7/2024	6,700,000	6,700,000
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,103,878
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,127,017
Nuveen California Quality Municipal Income Fund:
Series 7, 144A, AMT, 3.37% (b), 3/7/2024, LIQ: Royal Bank of Canada	1,500,000	1,500,000
Series 1-1362, 144A, AMT, 3.39% (b), 3/7/2024, LIQ: Societe Generale	400,000	400,000
Sacramento County, CA, Airport System Revenue, Series C, AMT, 5.0%, 7/1/2030	13,690,000	14,573,574
		147,706,155
Colorado 4.0%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	3,808,807
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	37,101,033
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,860,493
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	962,146
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2029	7,985,000	8,562,979
Series A, AMT, 5.0%, 12/1/2031	5,250,000	5,594,806
Series B, AMT, 5.5%, 11/15/2040	1,835,000	2,103,782
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,891,032
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,881,721
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,376,822
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,714,526
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,755,000	4,821,467
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	758,705
4.0%, 12/1/2051	3,510,000	2,621,990
		82,060,309
District of Columbia 1.4%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	7,500,000	7,683,101
District of Columbia, International School Revenue, 5.0%, 7/1/2054	2,425,000	2,432,149
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	4,522,070
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	1,992,919
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	3,265,000	2,500,396
Metropolitan Washington, DC, Airports Authority System Revenue, Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,549,346

Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,557,431
Series A, 5.0%, 10/1/2030	1,455,000	1,556,201
		27,793,613
Florida 8.1%
Broward County, FL, Airport System Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,059,429
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,216,478
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,260,113
Collier County,FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,836,746
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	562,959
Series A-1, 5.0%, 10/1/2033	540,000	561,397
Series A-1, 5.0%, 10/1/2034	545,000	564,225
Series A-1, 5.0%, 10/1/2035	270,000	278,041
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	790,024
Series A-1, 5.0%, 11/1/2058	1,255,000	1,257,312
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,251,382
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,532,760
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,016,172
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	6,600,000	6,637,175
Series A, 5.0%, 6/15/2050	5,170,000	5,184,049
Series A, 5.0%, 6/15/2052	1,980,000	1,982,805
Series A, 5.0%, 6/15/2056	3,210,000	3,191,988
Florida, Development Finance Corp., Brightline Holdings LLC, Series A, 144A, AMT, 8.0% (a), 7/1/2057	2,000,000	2,100,429
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	287,821
Series B, 5.0%, 7/1/2042	295,000	303,240
Series A-1, 5.0%, 7/1/2051	255,000	256,371
Series B, 5.0%, 7/1/2051	420,000	422,258
Series A-1, 5.0%, 2/1/2057	370,000	369,688
Series B, 5.0%, 7/1/2057	440,000	439,623
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,800,000	1,844,971
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	3,105,000	3,101,747
Series A, 144A, AMT, 6.5% (a), 1/1/2049	3,400,000	3,395,505
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	14,256,590
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,512,380
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	11,323,008
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	882,145

Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,042,959
Florida, State Housing Finance Corp. Revenue, Series 1, 3.5%, 7/1/2051	1,950,000	1,919,752
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	8,255,000	7,766,858
4.375%, 5/1/2050	6,905,000	6,369,490
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	2,235,000	1,679,320
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,595,000	6,839,585
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	2,160,000	2,220,131
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,932,005
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	6,118,047
Series A, AMT, 5.0%, 10/1/2047	14,235,000	14,932,230
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.25% (b), 3/7/2024, LOC: TD Bank NA	300,000	300,000
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	17,258,772
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	740,169
Series C, 7.625%, 5/15/2058	905,000	977,294
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	12,676,302
		164,451,745
Georgia 2.6%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,607,703
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	2,031,542
Series A, 5.75%, 4/1/2053	2,000,000	2,269,526
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,238,273
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	725,754
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	4,255,000	3,838,368
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	10,958,775
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,138,013
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,247,493
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,314,939
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,750,000	5,041,075
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,025,102
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,253,261
		52,689,824
Illinois 6.9%
Chicago, IL, Board of Education, Series A, 5.0%, 12/1/2034	810,000	830,094
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	2,290,000	2,400,436
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	6,395,000	6,873,630

Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 5.0%, 12/1/2045	3,700,000	3,853,486
Series A, 5.0%, 12/1/2057	5,000,000	5,136,928
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,441,070
Series A, 5.0%, 12/1/2052	15,000,000	15,456,110
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 3.2% (b), 3/7/2024, LOC: Barclays Bank PLC	1,500,000	1,500,000
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	7,000,000	7,805,050
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	9,552,912
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,220,391
Illinois, State Development Finance Authority, American College Surgeons, 3.4% (b), 3/7/2024, LOC: Northern Trust Company	346,000	346,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,152,999
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,209,306
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (c)	9,825,000	2,652,750
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,619,462
5.0%, 1/1/2035	6,875,000	7,034,547
Series A, 5.0%, 5/1/2040	3,000,000	3,118,427
Series A, 5.0%, 12/1/2042	5,955,000	6,110,434
Series A, 5.0%, 5/1/2043	2,000,000	2,066,359
Series A, 5.25%, 12/1/2030	6,500,000	6,979,166
Series B, 5.25%, 5/1/2041	5,625,000	6,204,482
Series B, 5.25%, 5/1/2042	6,375,000	6,999,172
Series B, 5.25%, 5/1/2043	3,000,000	3,282,252
Series C, 5.25%, 10/1/2046	6,000,000	6,502,453
5.5%, 5/1/2039	7,665,000	8,473,928
5.75%, 5/1/2045	4,205,000	4,617,643
		140,439,487
Indiana 2.4%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	20,226,706
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,665,356
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042 (d)	1,000,000	1,091,092
Series A, 5.0%, 10/1/2043 (d)	1,000,000	1,085,410
Series A, 5.0%, 10/1/2044 (d)	1,000,000	1,081,848
Series A, 5.0%, 10/1/2045 (d)	1,000,000	1,076,730
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,735,000	1,790,751
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.0%, 1/1/2053	9,000,000	9,689,870
Series G-1, 5.25%, 1/1/2048	4,100,000	4,520,916
Series E, 6.0%, 3/1/2053	3,570,000	3,843,377
Series E, 6.125%, 3/1/2057	1,780,000	1,921,607
		48,993,663
Iowa 1.4%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,359,607
Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,213,767

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	910,000	983,290
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	11,475,734
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B1, 4.0%, 6/1/2049	3,575,000	3,610,737
		28,643,135
Kentucky 0.5%
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	10,275,000	10,712,443
Louisiana 0.1%
Louisiana, State Gasoline & Fuels Tax Revenue:
Series A-1, 3.65% (b), 3/1/2024, LOC: Toronto-Dominion Bank	500,000	500,000
Series A-2, 3.65% (b), 3/1/2024, LOC: Toronto-Dominion Bank	1,050,000	1,050,000
		1,550,000
Maryland 0.5%
Maryland, State Community Development Administration, Series B, 5.35% (b), 3/7/2024, SPA: TD Bank NA	2,270,000	2,270,000
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,000,000	1,969,719
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,106,473
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,397,400
		9,743,592
Massachusetts 0.1%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.25% (b), 3/7/2024, LOC: TD Bank NA	650,000	650,000
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,105,000	903,857
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	1,000,000	1,028,643
		2,582,500
Michigan 0.9%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	1,580,000	1,200,209
4.0%, 12/1/2051	1,650,000	1,192,649
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	10,740,000	9,843,077
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	5,800,000	5,897,831
		18,133,766
Minnesota 0.3%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,264,735
Missouri 1.4%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,361,822
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,281,956
Series A, 5.0%, 2/1/2046	3,285,000	3,153,896
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	6,572,682

Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 3.65% (b), 3/1/2024, LOC: Barclays Bank PLC	760,000	760,000
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	2,215,000	2,206,494
Series C, 6.0%, 5/1/2053	10,275,000	11,331,906
		28,668,756
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	37,500,000	4,993,054
New Jersey 3.8%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,353,413
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038 (d)	1,600,000	1,867,817
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,649,172
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, Series A, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,002,340
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,449,465
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,580,000	2,669,770
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, 5.5%, 6/15/2050	4,500,000	4,990,757
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,596,861
Series A, 5.0%, 12/15/2034	9,280,000	10,060,206
Series A, 5.0%, 12/15/2036	2,385,000	2,566,262
Series BB, 5.25%, 6/15/2050	6,855,000	7,515,296
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	7,900,000	8,191,846
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	1,843,544
Series A, 5.0%, 11/1/2045	3,000,000	3,126,379
Series A, 5.25%, 11/1/2052	3,200,000	3,403,333
		77,286,461
New Mexico 1.2%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,060,753
Series A, 4.0%, 6/1/2030	5,795,000	6,060,580
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	2,760,000	2,716,274
“I", Series D, 6.5%, 9/1/2054	6,375,000	7,091,269
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	2,490,000	2,462,564
		24,391,440
New York 13.9%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,094,002
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.51% (b), 3/7/2024, LOC: TD Bank NA	995,000	995,000
Series 2012-G1, 3.78% (b), 3/1/2024, LOC: Barclays Bank PLC	100,000	100,000
Series E 1, 3.78% (b), 3/1/2024, LOC: Barclays Bank PLC	8,475,000	8,475,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,728,487

New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	1,000,000	951,589
Series A, 4.0%, 7/1/2052	1,175,000	1,075,241
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series B, 5.0%, 2/15/2035	14,990,000	15,219,528
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	10,189
Series A, 5.0%, 2/15/2039	3,945,000	4,122,461
Series A, Prerefunded, 5.0%, 2/15/2039	5,000	5,335
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,376,347
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,606,600
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,119,496
AMT, 5.0%, 10/1/2035	3,705,000	3,910,161
AMT, 5.625%, 4/1/2040	5,160,000	5,606,541
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	931,563
AMT, 5.375%, 6/30/2060	12,495,000	13,118,202
AMT, 6.0%, 6/30/2054	1,400,000	1,542,057
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,368,233
New York, Triborough Bridge & Tunnel Authority Revenue, Series B, 3.65% (b), 3/1/2024, LOC: TD Bank NA	2,845,000	2,845,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	4,101,682
Series A, 4.0%, 11/15/2054	5,000,000	4,717,060
Series A, 5.0%, 11/15/2034	1,000,000	1,202,369
Series A, 5.0%, 11/15/2035	1,250,000	1,489,182
Series A, 5.0%, 11/15/2036	1,250,000	1,470,610
Series A, 5.0%, 11/15/2049	5,155,000	5,527,322
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,214,549
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,021,697
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,683,442
Series AA-1, 5.25%, 6/15/2052	7,500,000	8,322,670
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-1, 5.0%, 11/1/2041	23,490,000	26,610,945
Series F-1, 5.0%, 2/1/2042	9,410,000	10,549,673
Series F-1, 5.0%, 2/1/2044	5,000,000	5,562,806
Series D-1, 5.25%, 11/1/2040	5,000,000	5,782,358
Series D-1, 5.5%, 11/1/2045	15,000,000	17,216,755
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3, 5.0%, 7/15/2031	4,000,000	4,386,930
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,971,044
New York, NY, General Obligation:
Series G-6, 3.5% (b), 3/1/2024, LOC: Mizuho Bank Ltd.	1,600,000	1,600,000
Series B1, 5.0%, 12/1/2031	2,000,000	2,105,659
Series E1, 5.0%, 4/1/2040	11,250,000	12,749,584
Series B-1, 5.25%, 10/1/2047	3,000,000	3,318,042
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series EE-2, 3.45% (b), 3/1/2024, LIQ: State Street B&T Co.	2,300,000	2,300,000
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,375,435
Series 207, AMT, 5.0%, 9/15/2032	13,500,000	14,314,066
Series 242, AMT, 5.0%, 12/1/2032	12,000,000	13,525,194

Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,789,544
Series A, 5.25%, 5/15/2057	12,000,000	13,096,706
		283,206,356
North Carolina 0.7%
North Carolina, Greater Asheville Regional Airport Authority Revenue:
AMT, 5.25%, 7/1/2043, INS: AGMC	1,165,000	1,279,626
AMT, 5.25%, 7/1/2048, INS: AGMC	2,250,000	2,431,565
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	2,895,000	2,959,826
North Carolina, State Housing Finance Agency:
Series 42, 4.0%, 1/1/2050	3,475,000	3,456,171
Series 52-A, 6.25%, 1/1/2055	3,000,000	3,287,485
		13,414,673
North Dakota 0.3%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	1,315,000	1,382,722
North Dakota, State Housing Finance Agency, Mortagage Finance Program, Series E, 5.38% (b), 3/7/2024, SPA: Royal Bank of Canada	5,000,000	5,000,000
		6,382,722
Ohio 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	9,975,000	9,284,779
“2", Series B-2, 5.0%, 6/1/2055	6,000,000	5,726,147
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,109,232
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 3.35% (b), 3/7/2024, LOC: U.S. Bank NA	445,000	445,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	977,121
5.0%, 1/1/2046	2,790,000	2,627,273
Series A, 5.75%, 1/1/2053	2,860,000	2,947,509
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	7,380,000	7,522,402
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,402,634
144A, 5.0%, 12/1/2048	7,500,000	6,736,877
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	3,130,000	3,145,429
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,760,000	2,730,800
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039	3,890,000	4,418,248
		60,073,451
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,698,930
Series A, 5.5%, 8/15/2041	3,020,000	3,004,443
Series A, 5.5%, 8/15/2044	3,205,000	3,152,067

Oklahoma, State Turnpike Authority Revenue:
Series E, 4.0%, 1/1/2031	6,375,000	6,553,909
5.5%, 1/1/2053	3,000,000	3,344,193
		18,753,542
Pennsylvania 5.5%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	570,726
5.0%, 12/1/2053	1,780,000	1,426,411
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,154,801
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AGMC	2,175,000	2,405,266
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,164,348
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,086,635
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,361,015
5.0%, 6/1/2028	1,290,000	1,384,435
5.0%, 6/1/2029	1,290,000	1,386,777
5.0%, 6/1/2030	855,000	919,711
5.0%, 6/1/2031	865,000	930,201
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,143,384
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	11,163,772
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,108,773
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	4,922,421	4,800,743
Series 132A, 3.5%, 4/1/2051	1,640,000	1,621,398
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	12,430,058
Series A-1, 5.0%, 12/1/2040	5,000,000	5,067,590
Series B-1, 5.0%, 6/1/2042	6,950,000	7,212,960
Series A, 5.0%, 12/1/2044	15,335,000	16,295,046
Series B, 5.25%, 12/1/2052	4,050,000	4,473,924
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	21,995,046
		112,103,020
South Carolina 2.3%
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	2,500,000	2,551,085
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	4,000,000	3,615,380
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,957,655
Series A, 4.0%, 12/1/2052	8,640,000	8,002,382
Series A, 5.0%, 12/1/2033	4,400,000	4,542,514
Series A, 5.0%, 12/1/2036	4,780,000	4,911,813
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	15,130,000	15,949,392
		46,530,221
Tennessee 1.1%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,734,502
Series B, AMT, 4.0%, 7/1/2054	10,045,000	9,133,074
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,543,999

Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series B-1, 3.32% (b), 3/7/2024, LOC: Bank of America NA	1,020,000	1,020,000
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,345,870
		22,777,445
Texas 12.2%
Aubrey, TX, Independent School District, 4.0%, 2/15/2052	6,025,000	5,886,547
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	4,847,969
Series E, 5.0%, 1/1/2045	1,500,000	1,577,529
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	11,738,273
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	9,050,000	9,174,114
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,082,278
5.0%, 9/1/2030	1,000,000	1,081,989
5.0%, 9/1/2031	850,000	919,018
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	2,475,000	2,818,336
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2045	1,500,000	1,591,013
5.0%, 5/15/2050	2,500,000	2,629,128
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	13,164,474
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,315,184
Series A, 4.0%, 4/1/2051	5,500,000	4,561,011
Series A, 4.0%, 4/1/2054	785,000	640,980
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	757,938
Series A, 5.0%, 10/1/2051	1,580,000	1,255,773
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,885,718
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	20,000,000	20,641,638
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,410,014
Texas, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,174,246
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	12,203,693
5.0%, 2/15/2042	13,180,000	14,645,424
5.0%, 2/15/2043	11,340,000	12,533,126
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project:
Series A-2, Zero Coupon, 12/31/2030	817,291	457,262
Series A-1, 7.25%, 12/31/2030	4,605,000	4,582,376
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	3,944,349
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	2,890,000	2,527,617
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,879,744

Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,158,435
AMT, 5.5%, 6/30/2042	1,700,000	1,833,258
AMT, 5.5%, 6/30/2043	2,290,000	2,466,656
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,798,127
Texas, State College Student Loan, Series A, AMT, 5.5%, 8/1/2028	5,620,000	5,888,652
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	8,000,000	8,847,843
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	8,615,000	8,946,705
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	14,487,209
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	20,000,000	20,884,376
Series B, 4.0%, 10/15/2036	5,000,000	5,166,531
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,122,636
Series A, 5.0%, 5/15/2041	4,450,000	4,970,923
		248,498,112
Utah 2.0%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,478,628
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,300,558
Series A, AMT, 5.0%, 7/1/2042	13,440,000	13,677,137
Series A, AMT, 5.0%, 7/1/2043	3,850,000	3,972,570
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,368,053
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	3,160,000	3,504,697
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,604,441
		39,906,084
Virginia 2.6%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	895,000	941,373
Series A, 5.0%, 10/1/2047	3,035,000	3,137,522
Series A, 5.0%, 10/1/2052	3,900,000	3,981,606
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,532,307
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,732,647
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,275,000	4,166,049
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	3,145,000	3,174,464
AMT, 5.0%, 12/31/2052	8,640,000	8,702,447
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	7,575,000	7,681,717
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, Series A, 4.0%, 9/1/2031	4,710,000	4,766,043
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,157,029

Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,527,215
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	1,070,000	1,104,815
		52,605,234
Washington 3.9%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,802,780
Port of Seattle, WA, Revenue Bonds:
Series C, AMT, 5.0%, 8/1/2032	9,200,000	10,150,240
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,652,662
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	1,575,000	1,673,107
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,483,094
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048	9,170,000	6,919,122
Series B, 3.0%, 7/1/2058	4,630,000	3,155,065
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	18,471,173
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,625,856
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,948,527
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	7,310,697
Washington, State Housing Finance Commission, Panorama Project, 3.3% (b), 3/7/2024, LOC: Wells Fargo Bank NA	4,050,000	4,050,000
		79,242,323
West Virginia 1.9%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,334,522
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	3,900,000	3,885,150
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,429,189
Series A, 5.0%, 6/1/2047	10,035,000	10,318,637
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,498,914
		39,466,412
Wisconsin 2.3%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,797,295
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,632,974
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	425,607
144A, Prerefunded, 4.0%, 4/1/2042	10,000	11,016
144A, 4.0%, 4/1/2052	820,000	672,385
144A, Prerefunded, 4.0%, 4/1/2052	25,000	27,539
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,062,462
144A, 5.75%, 5/1/2054	3,950,000	3,244,174

Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,712,886
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,078,561
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,468,928
144A, 5.0%, 10/1/2048	11,840,000	10,736,301
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035 (d)	1,250,000	1,464,705
		46,334,833
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,124,679
Puerto Rico 0.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,614,397
Series A1, 4.0%, 7/1/2041	2,613,626	2,427,624
Series A1, 4.0%, 7/1/2046	1,097,810	992,205
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	10,000,000	3,255,664
		8,289,890
Total Municipal Investments (Cost $1,981,545,193)		1,998,680,762

Corporate Bonds 0.5%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	9,746,624

	Shares	Value ($)

Closed-End Investment Companies 0.7%
Nuveen Quality Municipal Income Fund (Cost $15,107,323)	1,244,000	14,032,320

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.01% (e) (Cost $41,663)	41,659	41,663

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,007,529,179)	99.3	2,022,501,369
Other Assets and Liabilities, Net	0.7	14,926,994
Net Assets	100.0	2,037,428,363
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29, 2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued security.
(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,998,680,762	$—	$1,998,680,762
Corporate Bonds	—	9,746,624	—	9,746,624
Closed-End Investment Companies	14,032,320	—	—	14,032,320
Open-End Investment Companies	41,663	—	—	41,663
Total	$14,073,983	$2,008,427,386	$—	$2,022,501,369

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH3
R-080548-2 (1/25)